TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
		December 31,
		2022	2021*)
1.	Provided in respect of the following:
	Gross deferred tax assets:
	Carryforward tax losses and credits **) ***)	$42,344	$44,186
	Property, equipment and intangibles	26,249	23,992
	Inventory accrual	1,828	1,555
	Vacation accrual	979	1,132
	Supplementary tax advances	1,002	969
	Deferred revenues	367	446
	Research and development costs	2,531	1,227
	Other temporary differences	3,332	2,603

	Gross deferred tax assets	78,632	76,110

	Valuation allowance	(56,169)	(54,170)

	Net deferred tax assets	22,463	21,940

	Gross deferred tax liabilities:
	Property and equipment	(3,703)	(3,748)
	Other temporary differences	(495)	(641)

	Gross deferred tax liabilities	(4,198)	(4,389)

	Net deferred tax assets	$18,265	$17,551

Schedule of Deferred Taxes Included in Consolidated Balance Sheets
		December 31,
		2022	2021
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Long-term assets	$18,265	$17,551

Reconciliation of Statutory Tax Rate to Effective Tax Rate
	Year ended December 31,
	2022	2021*)	2020*)

Income before taxes on income (tax benefit), as reported in the consolidated statements of income (loss)	$7,135	$459	$35,869

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical taxes on income	$1,641	$105	$8,250
Currency differences	621	3,393	2,437
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(883)	(968)	(1,204)
Changes in valuation allowance	1,999	1,823	(1,674)
Capital (gain) loss from merger, acquisition and related litigation expense, net	-	-	(7,749)
Expiration of carryforward tax losses	1,517	1,032	1,367
Exempt subsidy income	(6,758)	(6,353)	(4,768)
Release of trapped earnings	12,880
Nondeductible expenses and other differences	2,046	4,460	4,134

	$13,063	$3,492	$793

Schedule of Taxes on Income
	Year ended December 31,
	2022	2021	2020

Current	$14,940	$1,140	$808
Deferred	(1,877)	2,352	(15)

	$13,063	$3,492	$793
	Year ended December 31,
	2022	2021	2020

Domestic	$12,154	$2,719	$325
Foreign	909	773	468

	$13,063	$3,492	$793

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2022	2021	2020

Domestic	$(7,523)	$(5,537)	$44,387
Foreign	14,658	5,996	(8,518)

	$7,135	$459	$35,869

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
	December 31,
	2022	2021*)

Balance at beginning of year	$2,842	$2,701
Increase (decrease) in tax positions for prior years, net	(129)	63
Increase in tax positions for current year	195	78

Balance at the end of year **)	$2,908	$2,842